SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss:

				Year Ended December 31,
	Year Ended December 31, 2025			2024	2023
	Oncology	Ophthalmology (1)	Total	Oncology
Segment revenue	$—	$—	$—	$—	$632
Less:
Segment research and development expenses:
Direct clinical development expenses	4,840	—	4,840	8,621	8,467
Employee-related expenses	6,002	27	6,029	8,625	10,525
Other research and development expenses(2)	4,773	47,263	52,036	4,524	2,456
Segment administrative expenses(3)	28,390	2,974	31,364	29,656	28,160
Other segment items(4)	(5,929)	—	(5,929)	(1,730)	33,241
Segment net loss	$(38,076)	$(50,264)	$(88,340)	$(49,696)	$(82,217)

(1)
Refer to Note 5 – Asset Acquisitions and Strategic Transactions for details on the formation of Visara and the ophthalmology segment in the fourth quarter of 2025.
(2)
Other research and development expenses include acquisition of IPR&D assets, professional service fees and other R&D overhead expenses.
(3)
Segment administrative expenses include professional service fees and other administrative overhead expenses.
(4)
Other segment items include impairment of goodwill, equity in loss of affiliate, interest income, recognition of accumulated gain associated with available-for-sale debt securities, change in fair value of equity securities, certain other expenses and income, foreign currency exchange gains and losses, amortization and depreciation expense, sub-lease income and certain rent expenses.